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        U.S. SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C.  20549

      FORM 24F-2: ANNUAL NOTICE OF SECURITIES SOLD, PURSUANT TO RULE 24F-2 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.



1.   Name and address of issuer:
          G.T. INVESTMENT PORTFOLIOS, INC.
          50 CALIFORNIA STREET, 27TH FLOOR
          SAN FRANCISCO, CA  94111

2.   Name of each series or class of funds for which this notice is filed:
          GT GLOBAL DOLLAR FUND (CLASS A, B AND ADVISOR CLASS)

3.   Investment Company Act File Number:  811-03297
     Securities Act File Number:  2-74549

4.   Last day of fiscal year for which this notice is filed:
          DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     [   ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     NUMBER:   - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

     NUMBER:      146,076,921
     SALE PRICE: $146,076,921

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     NUMBER:      16,861,129,238
     SALE PRICE: $16,861,129,238

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

     NUMBER:      16,715,052,317
     SALE PRICE: $16,715,052,317

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     NUMBER:      10,142,028
     SALE PRICE: $10,142,028

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

     SALE PRICE:    $16,715,052,317

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

     PRICE:    $10,142,028

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

     PRICE:    $16,620,369,047

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

     PRICE:    $104,825,298

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     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

     1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

     FEE: $31,765.24


INSTRUCTION:

ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv) AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.


Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [   ]


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:   /s/ David J. Thelander
      ----------------------------------------
      David J. Thelander, Assistant Secretary


Date: February 28, 1997